Average Annual Total Returns - VIPGrowthIncomePortfolio-InitialServiceService2PRO - VIPGrowthIncomePortfolio-InitialServiceService2PRO - VIP Growth & Income Portfolio	Apr. 29, 2024
VIP Growth & Income Portfolio - Initial Class | Return Before Taxes
Average Annual Return:
Past 1 year	18.72%
Past 5 years	14.79%
Past 10 years	10.27%
VIP Growth & Income Portfolio - Service Class | Return Before Taxes
Average Annual Return:
Past 1 year	18.62%
Past 5 years	14.68%
Past 10 years	10.16%
VIP Growth & Income Portfolio - Service Class 2 | Return Before Taxes
Average Annual Return:
Past 1 year	18.41%
Past 5 years	14.50%
Past 10 years	10.00%
SP001
Average Annual Return:
Past 1 year	26.29%
Past 5 years	15.69%
Past 10 years	12.03%